Leases - Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating lease cost
Lease expenses	$ 1,707,020	$ 879,255	$ 866,481
Finance lease cost
Amortization of leased asset	116,166	113,207	43,900
Interest on lease liabilities	12,202	11,663	4,234
Total lease expenses	$ 1,835,388	$ 1,004,125	$ 914,615
Weighted-average remaining term
Weighted-average remaining term operating lease	2 years 4 months 28 days	1 year 1 month 6 days	1 year 7 months 6 days
Weighted-average remaining term finance leases	2 years 1 month 6 days	3 years 6 months	4 years 4 months 24 days
Weighted-average discount rate
Weighted-average discount rate operating lease	6.00%	4.70%	4.90%
Weighted-average discount rate finance leases	2.60%	4.60%	4.50%